Loans - Net Charge offs (Recoveries) Segregated by Class of Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ 340,430	$ 2,505,851	$ 625,310
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	138,367	2,523,732	550,571
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	97,685	(17,677)	(8,700)
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)		(934)	(5,156)
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	40,682	154,387	149,014
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)		2,387,956	415,413
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	164,191	(8,230)	1,585
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	164,191	(8,230)	1,585
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	37,872	(9,651)	73,154
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	(6,654)	9,285	15,493
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ 44,526	$ (18,936)	$ 57,661